Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling Interest
Beginning Balances at Dec. 31, 2010	$ 79,634	$ 48	$ 306,203	$ (2,777)	$ (225,922)	$ 179	$ 1,903
Beginning Balances (in shares) at Dec. 31, 2010		48,276,000
Net loss	(10,221)				(9,753)		(468)
Other comprehensive loss	1,495					1,598	(103)
Issuance of common stock in connection with capital raise, net of issuance costs (in shares)		7,843,000
Issuance of common stock in connection with capital raise, net of issuance costs	18,212	8	18,204
Issuance of common stock in connection with acquisitions (in shares)		996,000
Issuance of common stock in connection with acquisitions	3,024	1	3,023
Noncontrolling interest in connection with acquisition	468						468
Issuance of common stock in connection with earn-out agreement	316		316
Issuance of common shares to acquire additional noncontrolling interest			8				(8)
Issuance of common stock in connection with stock bonus and incentive plans and exercise of Options (in shares)		648,000
Issuance of common stock in connection with stock bonus and incentive plans and exercise of Options	1,685	1	1,684
Issuance of common stock upon exercise of Warrants (in shares)		406,000
Issuance of common stock upon exercise of Warrants	1,075		1,075
Stock options grants in connection with stock bonus and incentive plans	672		672
Stock-based compensation expense for stock Options	439		439
Stock-based compensation expense for ESPP	134		134
Ending Balances at Dec. 31, 2011	96,933	58	331,758	(2,777)	(235,675)	1,777	1,792
Ending Balances (in shares) at Dec. 31, 2011		58,309,000
Net loss	(53,568)				(50,336)		(3,232)
Other comprehensive loss	(433)					(398)	(35)
Issuance of common stock in connection with acquisitions (in shares)		1,358,000
Issuance of common stock in connection with acquisitions	3,041	1	3,040
Noncontrolling interest in connection with acquisition	2,131						2,131
Issuance of common stock in connection with earn-out agreement	128		128
Issuance of common shares to acquire additional noncontrolling interest		1	1,167				(1,168)
Stock options grants in connection with stock bonus and incentive plans	99		99
Stock-based compensation expense for stock Options	816		816
Stock-based compensation expense for ESPP	182		182
Issuance of common shares to acquire additional noncontrolling interest (in shares)		548,000
Acquisition of noncontrolling interest in idOnDemand	(500)		(139)				(361)
Issuance of common stock in connection with earn-out agreement (in shares)		57,000
Issuance of common stock in connection with ESPP (in shares)		298,000
Issuance of common stock in connection with ESPP	341	1	340
Issuance of common stock in connection with stock bonus and incentive plans	420		420
Ending Balances at Dec. 31, 2012	49,590	61	337,811	(2,777)	(286,011)	1,379	(873)
Ending Balances (in shares) at Dec. 31, 2012		60,809,000
Net loss	(35,798)				(34,865)		(933)
Other comprehensive loss	(288)					(152)	(136)
Reversal of noncontrolling interest in Payment Solution			(192)				192
Issuance of common stock in connection with capital raise, net of issuance costs (in shares)		4,569,000
Issuance of common stock in connection with capital raise, net of issuance costs	3,366	5	3,361
Issuance of common stock in connection with acquisitions	(217)		(217)
Stock options grants in connection with stock bonus and incentive plans	48		48
Stock-based compensation expense for stock Options	814		814
Stock-based compensation expense for ESPP	176		176
Issuance of common stock in connection with ESPP (in shares)		192,000
Issuance of common stock in connection with ESPP	132		132
Issuance of common stock in connection with stock bonus and incentive plans	134		134
Issuance of common stock in connection with private placement, net of issuance costs (in shares)		9,348,000
Issuance of common stock in connection with private placement, net of issuance costs	6,274	9	6,265
Issuance of warrants in connection with amendment of secured debt facility	513		513
Ending Balances at Dec. 31, 2013	$ 24,744	$ 75	$ 348,845	$ (2,777)	$ (320,876)	$ 1,227	$ (1,750)
Ending Balances (in shares) at Dec. 31, 2013		75,079,000